Acquisitions and Divestitures	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions and Divestitures

Note 3. Acquisitions and Divestitures

Acquisition-related costs are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Three Months Ended
March 31,
2015	2014
$2,580	$2,462

2015 Divestitures

Subsequent event. On April 17, 2015, MRD sold certain oil and natural gas properties to a third party in Colorado and Wyoming for approximately $13.5 million (the “Rockies Divestiture”).

2014 Acquisitions

On March 25, 2014, MEMP closed a transaction to acquire certain oil and natural gas producing properties from a third party in the Eagle Ford (the “Eagle Ford Acquisition”). In addition, MEMP acquired a 30% interest in the seller’s Eagle Ford leasehold.

In July 2014, MEMP closed a third-party acquisition that was deemed significant to our consolidated financial statements. The following unaudited pro forma combined results of operations are provided for the three months ended March 31, 2014 as though this third-party acquisition had been completed on January 1, 2013. The unaudited pro forma financial information was derived from the historical combined statements of operations of our predecessor and previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisition. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

For the Three Months Ended
March 31,
2014
(In thousands)
Revenues	$252,019
Net income (loss)	(14,817)

Note 3. Acquisitions and Divestitures

The third party acquisitions discussed below were accounted for under the acquisition method of accounting. Accordingly, we, our predecessor, and the previous owners conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while acquisition costs associated with the acquisitions were expensed as incurred. The operating revenues and expenses of acquired properties are included in the accompanying financial statements from their respective closing dates forward. The transactions were financed through equity offerings, capital contributions and borrowings under credit facilities.

The fair values of oil and natural gas properties are measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural properties include estimates of: (i) economic reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital.

MEMP has consummated several common control acquisitions since completing its initial public offering in December 2011, as further discussed in Note 13, from certain affiliates of NGP. These acquisitions were each accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby the net assets acquired were recorded at historical cost.

Acquisition-related costs

Acquisition-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Year Ended December 31,
2014	2013	2012
$6,668	$8,313	$4,538

2014 Acquisitions

On December 30, 2014, MRD acquired certain oil and natural gas producing properties from third parties in the Terryville Complex for approximately $71.9 million, including estimated customary post-closing adjustments (the “Louisiana Acquisition”).

During the fourth quarter 2014, MRD acquired incremental interests in certain oil and gas properties and leases in the Terryville Complex from third parties in four separate transactions for an aggregate purchase price of approximately $24.0 million.

On July 1, 2014, MEMP consummated a transaction to acquire certain oil and natural gas liquids properties from a third party in Wyoming for an aggregate purchase price of approximately $906.1 million, including estimated post-closing adjustments (the “Wyoming Acquisition”). Revenues of $72.0 million were recorded in the statement of operations generated earnings of approximately $22.9 million related to the Wyoming Acquisition subsequent to the closing date.

On March 25, 2014, MEMP closed a transaction to acquire certain oil and natural gas producing properties from a third party in the Eagle Ford for approximately $168.1 million (the “Eagle Ford Acquisition”). In addition, MEMP acquired a 30% interest in the seller’s Eagle Ford leasehold. During the year ended December 31, 2014, revenues of approximately $36.5 million were recorded in the statement of operations related to the Eagle Ford Acquisition subsequent to the closing date and MEMP generated earnings of approximately $16.3 million.

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition dates (in thousands):

	MRD	MEMP	MEMP
	Louisiana	Eagle Ford	Wyoming
	Acquisition	Acquisition	Acquisition
Oil and gas properties	$72,141	$168,606	$930,168
Asset retirement obligations	(271)	(285)	(3,980)
Revenue Payable	—	—	(375)
Accrued liabilities	—	(250)	(19,693)
Total identifiable net assets	$71,870	$168,071	$906,120

The following unaudited pro forma combined results of operations are provided for the year ended December 31, 2014 and 2013 as though the Wyoming Acquisition had been completed on January 1, 2013. The unaudited pro forma financial information was derived from the historical combined statements of operations of the Company and the previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisition. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Year Ended December 31,
	2014	2013
	(In thousands, except per share amounts)
Revenues	$990,544	$761,443
Net income (loss)	(602,044)	257,839
Basic earnings per share	$(4.08)	$—
Diluted earnings per share	$(4.08)	$—

2014 Divestitures

On May 9, 2014, MRD LLC sold certain producing and non-producing properties in the Mississippian oil play of Northern Oklahoma to a third party for approximately $7.6 million and recorded a loss of $3.2 million.

2013 Acquisitions

On April 30, 2013, WildHorse Resources purchased certain oil and gas properties and leases in Louisiana from a third party for approximately $67.1 million.

MEMP closed two separate transactions during 2013 to acquire certain oil and natural gas properties from third parties in East Texas (the “East Texas Acquisition”) and the Rockies (the “Rockies Acquisition”) for approximately $29.4 million in aggregate. The East Texas Acquisition closed on September 6, 2013 and the Rockies Acquisition closed on August 30, 2013.

	Louisiana	East Texas	Rockies
	Acquisition	Acquisition	Acquisition
Oil and gas properties	$68,887	$9,974	$20,744
Asset retirement obligation	(1,789)	(78)	(1,163)
Accrued liabilities	-	-	(118)
Total identifiable net assets	$67,098	$9,896	$19,463

During 2013, Propel Energy acquired incremental interests in certain oil and gas properties and leases in the Hendrick Field located in Winkler County, Texas from third parties in three separate transactions for an aggregate purchase price of approximately $9.3 million.

2013 Divestitures

On January 1, 2013, Tanos sold a natural gas gathering pipeline located in East Texas, which it had originally acquired in April 2010, to a privately held gas transportation company for a minimum purchase price of $1.5 million. The maximum allowable additional proceeds are $2.0 million. The contingent consideration is based on the natural gas pipeline servicing any new wells that Tanos drills in the area over the following three years. The contingent consideration portion of an arrangement is recorded when the consideration is determined to be realizable. Tanos recorded an aggregate gain of approximately $1.4 million related to this transaction, of which $0.4 million was contingent consideration. During 2013, Tanos also sold certain non-operated oil and gas properties for $2.9 million and recorded a gain of $1.4 million.

On May 10, 2013, Black Diamond entered into a purchase and sale agreement with a third party to sell certain of its Wyoming oil and gas properties with an estimated net book value of $39.8 million for $33.0 million, before customary adjustments. As a result, Black Diamond recorded a loss on the sale of $6.8 million. This transaction closed on June 4, 2013.

During 2013, BlueStone entered into an agreement with a third party to sell its remaining interest in certain properties in the Mossy Grove Prospect in Walker and Madison Counties located in East Texas. Total cash consideration received by BlueStone was approximately $117.9 million, which exceeded the net book value of the properties sold by $89.5 million. The transaction closed on July 31, 2013.

2012 Acquisitions

On May 1, 2012, MEMP and WildHorse jointly acquired operating and non-operating interests in certain oil and natural gas properties located in East Texas and North Louisiana from an undisclosed third party seller (“Undisclosed Seller Acquisition”) for a final net purchase price of approximately $112.1 million. These properties are located primarily in Polk County, Texas and Lincoln and Claiborne Parishes, Louisiana. During the year ended December 31, 2012, approximately $22.1 million of revenue and $9.2 million of earnings were recorded in the statement of operations related to the Undisclosed Seller Acquisition subsequent to the closing date.

On September 28, 2012, MEMP acquired certain oil and natural gas properties in East Texas from Goodrich Petroleum Corporation (“Goodrich Acquisition”) for a final net purchase price of $90.4 million after customary post-closing adjustments. The effective date of this transaction was July 1, 2012. This transaction was financed with borrowings under MEMP’s revolving credit facility. These properties are located in the East Henderson field of Rusk County, Texas. During the year ended December 31, 2012, approximately $4.6 million of revenue and $2.0 million of earnings were recorded in the statement of operations related to the Goodrich Acquisition subsequent to the closing date.

Collectively, the previous owners consummated multiple acquisitions during 2012 by acquiring operating and non-operating interests in certain oil and natural gas properties primarily located in various Texas and New Mexico counties for an aggregate adjusted purchase price of $147.9 million, the largest of which was completed in July by Stanolind. In July 2012, Stanolind completed an acquisition of working interests, royalty interests and net revenue interests (the “Menemsha Acquisition”) located in various counties in Texas for a final net purchase price of $74.7 million. During the year ended December 31, 2012, approximately $4.9 million of revenue and $0.9 million of earnings were recorded in the statement of operations related to the Menemsha Acquisition subsequent to the closing date.

The following table summarizes the fair value of the assets acquired and liabilities assumed as of each acquisition date (in thousands).

	Undisclosed Seller	Goodrich	Menemsha	Other
	Acquisition	Acquisition	Acquisition	Acquisitions
Oil and gas properties	$115,633	$91,187	$75,114	$77,764
Prepaid expenses and other current assets	—	425	—	—
Revenues payable	(1,602)	(875)	—	—
Asset retirement obligation	(1,592)	(161)	(408)	(4,558)
Accrued liabilities	(297)	(153)	—	—
Total identifiable net assets	$112,142	$90,423	$74,706	$73,206

The following unaudited pro forma combined results of operations are provided for the year ended December 31, 2012 (in thousands) as though the Undisclosed Seller Acquisition, Goodrich Acquisition, and Menemsha Acquisition had been completed on January 1, 2011. The unaudited pro forma financial information was derived from our historical combined statements of operations and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisitions. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transactions occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

Revenue	$431,060
Net income	40,940

During 2012, we also acquired certain interests in oil and gas properties through several individually immaterial acquisitions for an aggregate purchase price of $10.2 million.

2012 Divestitures

During 2012, certain of our subsidiaries sold certain interests in oil and gas properties for an aggregate $3.3 million. Losses of approximately $0.1 million were recognized related to these divestures.

On July 11, 2012, the previous owners completed the sale of a portion of its oil and gas assets located in Garza County, Texas to a third party for $26.1 million and recognized a gain of approximately $7.6 million. On September 18, 2012, the previous owners completed the sale of a portion of its oil and gas assets located in Ector County, Texas to a third party for $4.7 million and recognized a gain of approximately $2.2 million.

The majority of the proceeds generated from these sales were used to acquire operating and non-operating interests in certain oil and natural gas properties located primarily in various Texas and New Mexico counties.